Cover	Jun. 28, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 28, 2023
Entity Registrant Name	AgileThought, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39157
Entity Tax Identification Number	87-2302509
Entity Address, Address Line One	222 W. Las Colinas Blvd.
Entity Address, Address Line Two	Suite 1650E
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
City Area Code	971
Local Phone Number	501-1140
Entity Address, Postal Zip Code	75039
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001790625
Amendment Flag	false
Class A Common Stock, $0.0001 par value per share
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	AGIL
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	AGILW
Security Exchange Name	NASDAQ